Summary of Significant Accounting Policies - Disaggregation of Revenue (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 6,158,483	¥ 6,015,526	¥ 4,997,537
Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	860,588	880,033	662,909
Loan facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	4,187,976	4,106,467	3,604,019
Loan facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	332,528	324,311	190,163
Post-facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	1,869,214	1,798,815	1,287,760
Post-facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	100,491	131,098	21,805
Other Revenue [Member] | Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	101,293	110,244	105,758
Other Revenue [Member] | Without Quality Assurance Program [Member] | Borrowers Referral Fee [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	220,480	168,430	239,070
Other Revenue [Member] | Without Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 207,089	¥ 256,194	¥ 211,871